Other income (expenses), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Restructuring costs	$ (9,994)	$ (119)
Gain (loss) on modification of financial liabilities, net	0	8,332
Other, net	(478)	(1,226)
Other income (expenses), net	$ (10,472)	$ (9,677)